CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	$ (46,689)	$ (37,713)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	2,531	2,392
(Gain) loss on change in fair value of SAFE and warrant liabilities	563	(105)
Bad debt expense and recoveries	(27)	877
Depreciation of property, plant and equipment	3,806	2,979
Non-cash lease expense	1,679	1,565
Non-cash recognition of licensing revenue	(2,022)	(1,018)
Gain on extinguishment of debt	(3,065)	0
Gain from equity method investees, net	(1,945)	(2,167)
Net foreign exchange loss	55	0
Changes in operating assets and liabilities:
Accounts receivable, net	2,670	(4,470)
Contract assets	(5,514)	(5,605)
Other assets	(941)	(364)
Accounts payable and accrued salaries and wages	1,256	690
Contract liabilities	5,762	3,167
Operating lease liabilities	(1,618)	(1,204)
Other liabilities	908	1,705
Net cash used in operating activities	(42,591)	(39,271)
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(5,752)	(7,110)
Proceeds from disposal of property, plant and equipment	5	4
Proceeds from disposal of investment property	0	513
Net cash used in investing activities	(5,747)	(6,593)
Cash Flows From Financing Activities:
Proceeds from issue of equity instruments of the Company	83,831	46,572
Proceeds from exercise of a warrant	3,150	0
Proceeds from issue of SAFE and warrant instruments	30,000	0
Payments of Stock Issuance Costs	0	(30)
Proceeds from Issuance of Debt	0	3,065
Repurchase of equity instruments of the Company	(396)	0
Repayment of borrowings	(570)	(4,880)
Net cash provided by financing activities	116,015	44,727
Net increase (decrease) in cash, cash equivalents and restricted cash	67,677	(1,137)
Cash, cash equivalents and restricted cash at beginning of period	60,909	62,117
Effects of currency translation on cash, cash equivalents and restricted cash	146	(71)
Cash, cash equivalents and restricted cash at end of period	128,732	60,909
Supplemental disclosure of cash flow information:
Cash paid for interest	13	356
Cash paid for income taxes	0	0
Additional Cash Flow Elements, Investing Activities [Abstract]
Acquisition of equity method investment in LanzaJet through contribution of license	0	15,000
Acquisition of property, plant and equipment under accounts payable	708	20
Supplemental disclosure of non-cash investing and financing activities:
PPP loan forgiveness	3,065	0
Receipt of common shares as payment for option exercises	$ 938	$ 0